Long-term debt - Business segmentation (Details) - ZAR (R) R in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Long-term debt
Total long-term debt	R 109,454	R 81,405	R 79,877
Mining
Long-term debt
Total long-term debt	679	1,360
Exploration And Production International
Long-term debt
Total long-term debt	784	755
Energy
Long-term debt
Total long-term debt	9,503	7,058
Base Chemicals
Long-term debt
Total long-term debt	33,511	21,890
Performance Chemicals
Long-term debt
Total long-term debt	28,119	18,037
Group Functions
Long-term debt
Total long-term debt	R 36,858	R 32,305